Net interest income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Net income statement transfers	£ 2,597	£ 1,838	£ 43